Commitment and Contingencies - Summary of future minimum lease payments of operating leases (Detail) $ in Thousands	Feb. 03, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 302,622
2019	303,112
2020	292,917
2021	282,214
2022	266,405
Thereafter	1,978,138
Total	$ 3,425,408